Shareholder Report, Line Graph (Details) 197243_Pzena Small Cap Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Apr. 27, 2016	Feb. 28, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 1,940,250	$ 2,019,041	$ 1,775,154	$ 1,666,850	$ 1,510,382	$ 1,087,606	$ 1,236,893	$ 1,202,878	$ 1,200,233	$ 1,000,000	$ 2,172,680
Russell 2000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Total Return Index
Accumulated Value	2,112,708	1,980,203	1,799,378	1,914,538	2,036,957	1,349,009	1,418,870	1,343,891	1,216,069	1,000,000	$ 2,605,729
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Total Return
Accumulated Value	$ 2,005,731	$ 1,864,414	$ 1,765,405	$ 1,846,622	$ 1,731,724	$ 1,227,619	$ 1,353,379	$ 1,296,059	$ 1,258,745	$ 1,000,000	$ 2,506,158